CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		1 Months Ended	12 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 27, 2022	Jul. 31, 2019	Nov. 23, 2018
Ordinary shares, par value	$ 0	$ 0				$ 1.00	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	10,000,000						50,000
Ordinary shares, outstanding	10,000,000
Class A ordinary share
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			20,062,658	16,738,307
Ordinary shares, outstanding			20,062,658	16,738,307
Class B ordinary share
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,580,969
Ordinary shares, outstanding			3,020,969	3,580,969